Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(56,625)	18.88
Unvested as at June 30, 2022	1,088,704	$21.41